Business (Details)		1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 23, 2026 shares	Mar. 31, 2026 shares	Sep. 30, 2026 shares	Dec. 31, 2025 property plan
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of life plan communities | plan				15
Number of senior housing communities held through JV | property				19
Number of combined properties | property				15
Janus Living OP
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common unit, issued (in shares)		187,222,996
Healthpeak
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of voting and economic rights	81.60%
Class A-1 Shares | Janus Living OP
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common unit, issued (in shares)	187,222,996
Class A-1 Shares | IPO
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction (in shares)		48,300,000
Class A-1 Shares | Healthpeak
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction (in shares)	138,816,246	138,816,246
Janus Living OP Common Units | Healthpeak
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction (in shares)	75,917,780	75,917,780	75,917,780